Leases - Supplemental balance sheet information (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Net book value of property, plant and equipment under finance leases	$ 115,942	$ 139,140
Weighted-average remaining lease term (in years):
Finance leases	3 years	3 years 1 month 6 days
Operating leases	8 years 1 month 6 days	8 years 3 months 18 days
Weighted-average discount rate:
Finance leases	3.66%	3.94%
Operating leases	4.79%	4.80%